NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Statement Of Cash Flows
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS

23.       NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

(a)	Major non-cash transactions

In the year 2016, the Group received deemed contribution from a related party of the Company amounted to CNY55.56 million (Note 19(b)). No major non-cash transactions incurred in the years 2015 and 2017.

(b)	Changes in liabilities arising from financing activities

Due to related companies
CNY

At January 1, 2017	21,007
Changes from financing cash flows	12,630
Decrease arising from disposal of discontinued operations	(18,607)
Changes from operating activities	271
Foreign exchange movement	(1,554)
At December 31, 2017	13,747